SHAREHOLDERS' EQUITY - Income reserves (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	5.00%
Percentage of limited balance of share capital	20.00%
Percentage of limited legal reserve plus capital reserve of share capital	30.00%
Reserve absorbed related to loss	R$ 317,144
Legal Reserve | Maximum
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Capital increase reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Capital increase reserve | Maximum
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	90.00%
Percentage of limited balance of share capital	80.00%
Special statutory reserve | Maximum
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	10.00%
Percentage of limited balance of share capital	20.00%